Derivative Instruments (Fair Value Of Futures And Forward Currency Contracts) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ 1,040,625	$ 2,919,560
Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,362,668	2,897,061
Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	392,983	(136,736)
Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(132,128)	(62,943)
Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	564,508	(975,053)
Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	21,360	14,190
Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(325,106)	988,769
Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	288,037	13,216
Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	553,014	3,055,618
Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(322,043)	22,499
Fair Value Long Positions Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,230,316	5,928,093
Fair Value Long Positions Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,883,301	4,991,597
Fair Value Long Positions Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		156,261
Fair Value Long Positions Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	275	4,673
Fair Value Long Positions Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,143,514	148,106
Fair Value Long Positions Gains [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,280	22,330
Fair Value Long Positions Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	8,401	1,644,571
Fair Value Long Positions Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,120	5,479
Fair Value Long Positions Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	726,711	3,010,177
Fair Value Long Positions Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	347,015	936,496
Fair Value Long Positions Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(3,065,242)	(2,880,036)
Fair Value Long Positions Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,822,717)	(1,837,372)
Fair Value Long Positions Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(230,029)
Fair Value Long Positions Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(132,403)	(345,640)
Fair Value Long Positions Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(458,390)	(1,074,306)
Fair Value Long Positions Losses [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(15,460)	(1,890)
Fair Value Long Positions Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(958,460)	(134,297)
Fair Value Long Positions Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(390)	(33,991)
Fair Value Long Positions Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(257,614)	(17,219)
Fair Value Long Positions Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,242,525)	(1,042,664)
Fair Value Short Positions Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,847,725	943,416
Fair Value Short Positions Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,500,183	571,998
Fair Value Short Positions Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	409,768	56,410
Fair Value Short Positions Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		283,023
Fair Value Short Positions Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		44,116
Fair Value Short Positions Gains [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	35,540	3,780
Fair Value Short Positions Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	645,172	58,546
Fair Value Short Positions Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	294,048	53,863
Fair Value Short Positions Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	115,655	72,260
Fair Value Short Positions Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,347,542	371,418
Fair Value Short Positions Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(972,174)	(1,071,913)
Fair Value Short Positions Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(198,099)	(829,162)
Fair Value Short Positions Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(16,785)	(119,378)
Fair Value Short Positions Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(4,999)
Fair Value Short Positions Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(120,616)	(92,969)
Fair Value Short Positions Losses [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(10,030)
Fair Value Short Positions Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(20,219)	(580,051)
Fair Value Short Positions Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(8,741)	(12,135)
Fair Value Short Positions Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(31,738)	(9,600)
Fair Value Short Positions Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (774,075)	$ (242,751)